Income Tax - Additional Information (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)
Income Tax
Income tax expense	$ 944,494	$ 944,494	$ 944,494
Number of estimated quarterly tax payments made			3
Estimated quarterly tax payments made			$ 383,333
Prepaid Taxes	$ 205,505	$ 205,505	205,505
Nondeductible costs incurred for search to complete business combination			1,237,757
Deferred tax asset			$ 261,174